Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000,000.00
Previously Paid Amount	8,953,665.11
Total Fee Amount	9,192,800.25
Total Offset Amount	0.00
Net Fee	$ 239,135.14
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A